CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and deposits for immediate withdrawal		$ 8,539	$ 7,891
Cash equivalents in USD deposits	[1]	4,001	2,001
Cash equivalents in NIS deposits	[2]	141	76
Cash and cash equivalents		$ 12,681	$ 9,968	$ 5,047	$ 14,546

[1]	The deposits bear interest of 1.53% and 1.12% per year, as of December 31, 2017 and 2016, respectively.
[2]	The deposits bear interest of 0.01% per year, as of each December 31, 2017 and 2016.